Securities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Securities
Note 3: Securities
Securities are divided into six types, each with a different purpose and accounting treatment. The types of securities we hold are as follows:
Trading securities
are securities purchased for resale over a short period of time. Trading securities are recorded at fair value through profit or loss. Transaction costs and changes in fair value are recorded in our Consolidated Statement of Income in trading revenues.
Fair value through profit or loss securities
are measured at fair value, with changes in fair value and related transaction costs recorded in our Consolidated Statement of Income in securities gains, other than trading, except as noted below. This category includes the following:
Securities Designated at FVTPL
In order to qualify for this designation, the security must have a reliably measurable fair value, and the designation eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring the gains and losses on a different basis. Securities must be designated on initial recognition, and the designation is irrevocable. If these securities were not designated at FVTPL, they would be accounted for at either FVOCI or amortized cost.
We designate certain securities held by our insurance subsidiaries that support our insurance liabilities at fair value through profit or loss, since the actuarial calculation of insurance liabilities is based on the fair value of the investments supporting them. This designation aligns the accounting result with the way the portfolio is managed on a fair value basis. The change in fair value of the securities is recorded in non-interest
revenue, insurance revenue, and the change in fair value of the liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities. The fair value of these investments of $11,172 million as at October 31, 2021 ($11,148 million as at October 31, 2020) is recorded in securities in our Consolidated Balance Sheet. The impact of recording these investments at fair value through profit or loss was a decrease of $202 million in non-interest
revenue, insurance revenue, for the year ended October 31, 2021 (an increase of $281 million and an increase of $1,006 million in 2020 and 2019, respectively).
Securities Mandatorily Measured at FVTPL
Securities managed on a fair value basis, but not held for trading, or debt securities with cash flows that do not represent solely payments of principal and interest and equity securities not held for trading or designated at FVOCI are classified as FVTPL. The fair value of these investments of $3,038 million as at October 31, 2021 ($2,420 million as at October 31, 2020) is recorded in securities in our Consolidated Balance Sheet
.
Debt securities at FVOCI
are debt securities purchased with the objective of both collecting contractual cash flows and selling the securities. The securities’ cash flows represent solely payments of principal and interest. These securities may be sold in response to or in anticipation of changes in interest rates and any resulting prepayment risk, changes in credit risk, changes in foreign currency risk or changes in funding sources or terms, or in order to meet liquidity needs.

Debt securities measured at FVOCI are initially recorded at fair value plus transaction costs. They are subsequently measured at fair value, with unrealized gains and losses recorded in our Consolidated Statement of Comprehensive Income until the security is sold or impaired. Gains and losses on disposal and impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned is recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities, using the effective interest method.
Equity securities at FVOCI
are equity securities for which we have elected to record changes in the fair value of the instrument in other comprehensive income as opposed to fair value through profit or loss. Gains or losses recorded on these instruments will never be recognized in profit or loss. Equity securities measured at FVOCI are not subject to an impairment assessment.
Debt securities at amortized cost
are debt securities purchased with the objective of collecting contractual cash flows, and those cash flows represent solely payments of principal and interest. These securities are initially recorded at fair value plus transaction costs and are subsequently measured at amortized cost using the effective interest method. Impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest revenue, securities gains, other than trading. Interest income earned and amortization of premiums, discounts and transaction costs are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.
Investments in associates
and joint ventures
are accounted for using the equity method of accounting. Investments in associates are those in which we exert significant influence over operating and financing decisions; generally companies in which we own between 20% and 50%
of the voting shares. Investments in joint ventures are where we have joint control. Our share of the net income or loss, including any impairment losses, is recorded in non-interest revenue, investments in associates and joint ventures in our Consolidated Statement of Income. Any other comprehensive income amounts are reflected in the relevant sections of our Consolidated Statement of Comprehensive Income.
We account for all of our securities transactions using settlement date accounting in our Consolidated Balance Sheet. Changes in fair value between the trade date and settlement date are recorded in net income, except for those related to securities measured at FVOCI, which are recorded in other comprehensive income.
Impairment Review
Debt securities at amortized cost or FVOCI are assessed for impairment using the ECL model, with the exception of those determined to have low credit risk, where the allowance for credit losses is measured at a
12-month
expected credit loss. A debt security is considered to have low credit risk if it has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations.
Debt securities at amortized cost totalling $49,970 million as at October 31, 2021 ($48,466 million as at October 31, 2020) are net of allowances for credit losses of $2 million as at October 31, 2021 ($1 million as at October 31, 2020).
Debt securities at FVOCI totalling $62,991 million as at October 31, 2021 ($73,314 million as at October 31, 2020) are net of allowances for credit losses of $2 million as at October 31, 2021 ($4 million as at October 31, 2020).
Fair Value Measurement
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Where market quotes are not available, we use estimation techniques to determine fair value. Additional information regarding fair value measurement techniques is included in Note 17.
Remaining Term to Maturity of Securities
The following table shows the remaining term to maturities of securities.

(Canadian $ in millions, except as noted)	Term to maturity						2021	2020
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	1,292	2,039	1,669	1,603	993	–	7,596	10,900
Canadian provincial and municipal governments	894	843	583	701	2,817	–	5,838	8,335
U.S. federal government	1,733	3,620	1,849	1,803	577	–	9,582	8,418
U.S. states, municipalities and agencies	259	24	11	106	58	–	458	503
Other governments	525	520	534	247	72	–	1,898	2,516
NHA MBS, U.S. agency MBS and CMO (1)	23	140	183	243	13,465	–	14,054	12,297
Corporate debt	1,940	1,955	2,245	2,695	1,059	–	9,894	11,041
Trading loans	–	87	35	38	–	–	160	67
Corporate equity	–	–	–	–	–	54,931	54,931	43,757
Total trading securities	6,666	9,228	7,109	7,436	19,041	54,931	104,411	97,834
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	679	28	–	10	146	–	863	601
Canadian provincial and municipal governments	–	47	5	84	1,244	–	1,380	1,429
U.S. federal government	38	–	–	–	–	–	38	44
Other governments	–	66	26	–	–	–	92	94
NHA MBS, U.S. agency MBS and CMO (1)	–	–	–	9	–	–	9	3
Corporate debt	226	67	310	969	6,132	–	7,704	7,897
Corporate equity	–	–	–	–	–	4,124	4,124	3,500
Total FVTPL securities	943	208	341	1,072	7,522	4,124	14,210	13,568
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	4,073	4,714	4,175	75	50	–	13,087	22,240
Fair value	4,073	4,740	4,131	73	48	–	13,065	22,450
Yield (%)	1.40	1.71	1.29	1.10	1.60	–	1.48	1.44
Canadian provincial and municipal governments
Amortized cost	1,329	1,168	166	300	10	–	2,973	4,628
Fair value	1,334	1,189	163	291	10	–	2,987	4,747
Yield (%)	1.02	1.82	1.28	1.95	2.75	–	1.45	1.46
U.S. federal government
Amortized cost	997	1,458	3,817	12,827	1,942	–	21,041	16,881
Fair value	1,008	1,477	3,951	12,652	1,938	–	21,026	17,694
Yield (%)	2.16	1.94	2.08	1.12	1.95	–	1.48	1.73
U.S. states, municipalities and agencies
Amortized cost	635	1,144	784	707	764	–	4,034	5,132
Fair value	640	1,171	806	724	773	–	4,114	5,276
Yield (%)	2.06	2.05	2.08	2.03	1.28	–	1.91	1.96
Other governments
Amortized cost	2,807	2,406	735	528	–	–	6,476	7,222
Fair value	2,814	2,443	728	517	–	–	6,502	7,381
Yield (%)	0.89	1.48	0.93	1.85	–	–	1.19	1.63
NHA MBS (1)
Amortized cost	87	411	603	–	21	–	1,122	1,583
Fair value	87	415	602	–	21	–	1,125	1,629
Yield (%)	1.18	1.74	0.88	–	1.56	–	1.23	1.79
U.S. agency MBS and CMO (1)
Amortized cost	43	135	527	2,040	8,149	–	10,894	10,600
Fair value	44	139	555	2,082	8,191	–	11,011	10,903
Yield (%)	2.28	2.56	3.04	1.66	0.96	–	1.22	1.62
Corporate debt
Amortized cost	1,231	683	907	268	58	–	3,147	3,153
Fair value	1,234	706	901	264	56	–	3,161	3,234
Yield (%)	0.85	2.26	1.04	2.14	3.35	–	1.37	1.72
Corporate equity
Cost	–	–	–	–	–	103	103	90
Fair value	–	–	–	–	–	132	132	93
Total cost or amortized cost	11,202	12,119	11,714	16,745	10,994	103	62,877	71,529
Total fair value	11,234	12,280	11,837	16,603	11,037	132	63,123	73,407
Yield (%)	1.27	1.78	1.62	1.28	1.18	–	1.42	1.61
Amortized Cost Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	277	4,781	1,966	60	–	–	7,084	6,238
Fair value	283	4,799	1,981	57	–	–	7,120	6,260
Canadian provincial and municipal governments
Amortized cost	527	1,644	2,230	1,241	–	–	5,642	5,650
Fair value	539	1,654	2,304	1,226	–	–	5,723	5,706
U.S. federal government
Amortized cost	851	2,278	1,613	891	–	–	5,633	8,785
Fair value	857	2,261	1,576	895	–	–	5,589	8,805
Other governments
Amortized cost	375	689	283	66	–	–	1,413	1,480
Fair value	388	690	278	64	–	–	1,420	1,485
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	90	740	2,665	4,031	21,031	–	28,557	24,769
Fair value	93	752	2,657	4,044	20,761	–	28,307	25,198
Corporate debt
Amortized cost	256	603	588	145	49	–	1,641	1,544
Fair value	257	608	591	146	49	–	1,651	1,555
Total amortized cost	2,376	10,735	9,345	6,434	21,080	–	49,970	48,466
Total fair value	2,417	10,764	9,387	6,432	20,810	–	49,810	49,009
Investments in associates and joint ventures
Carrying value	–	–	–	–	–	1,135	1,135	985
Total carrying value or amortized cost of securities	21,187	32,290	28,509	31,687	58,637	60,293	232,603	232,382
Total carrying value of securities	21,219	32,451	28,632	31,545	58,680	60,322	232,849	234,260
Total by Currency (in Canadian $ equivalent)
Canadian dollar	10,341	15,845	13,510	6,225	12,351	27,661	85,933	100,544
U.S. dollar	9,034	16,268	14,775	25,034	46,207	29,104	140,422	125,795
Other currencies	1,844	338	347	286	122	3,557	6,494	7,921
Total securities	21,219	32,451	28,632	31,545	58,680	60,322	232,849	234,260

(1)
These amounts are supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Yields in the table above are calculated using the cost of the security and the contractual interest rate associated with each security, adjusted for any amortization of premiums and discounts. Tax effects are not taken into consideration. The term to maturity included in the table above is based on the contractual maturity date of the security. Actual maturities could differ, as issuers may have the right to call or prepay obligations.

Unrealized Gains and Losses on FVOCI Securities
The following table summarizes unrealized gains and losses:

(Canadian $ in millions)				2021				2020
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	13,087	62	84	13,065	22,240	211	1	22,450
Canadian provincial and municipal governments	2,973	29	15	2,987	4,628	119	–	4,747
U.S. federal government	21,041	282	297	21,026	16,881	844	31	17,694
U.S. states, municipalities and agencies	4,034	85	5	4,114	5,132	147	3	5,276
Other governments	6,476	55	29	6,502	7,222	168	9	7,381
NHA MBS	1,122	6	3	1,125	1,583	46	–	1,629
U.S. agency MBS and CMO	10,894	151	34	11,011	10,600	307	4	10,903
Corporate debt	3,147	34	20	3,161	3,153	91	10	3,234
Corporate equity	103	29	–	132	90	3	–	93
Total	62,877	733	487	63,123	71,529	1,936	58	73,407
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows, excluding investments in associates and joint ventures and trading securities. Related income for trading securities is included under Trading-Related Revenue in Note 17.

(Canadian $ in millions)	2021	2020	2019
FVTPL	22	17	34
FVOCI	470	959	1,585
Amortized cost	419	573	268
Total	911	1,549	1,887
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2021	2020	2019
FVTPL securities	535	30	164
FVOCI securities (1)
Gross realized gains	170	109	209
Gross realized (losses)	(113)	(13)	(123)
Impairment losses	(1)	(2)	(1)
Securities gains, other than trading (2)	591	124	249

(1)	Gains (losses) are net of (losses) gains on hedge contracts.
(2)
The following amounts of income related to our insurance operations were included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income: Interest, dividend and fee income of $379 million, $416 million and $407 million for the years ended October 31, 2021, 2020 and 2019, respectively; securities gains, other than trading, from FVOCI securities of $1 million, $19 million and $11 million for the years ended October 31, 2021, 2020 and 2019, respectively; and securities gains (losses), other than trading, from securities designated at FVTPL of $(202) million, $281 million and $1,006 million for the years ended October 31, 2021, 2020 and 2019, respectively.

Gains and losses on trading securities are included in trading-related revenue in Note 17.